SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

16.SHARE-BASED COMPENSATION

The Company has an amended and restated equity incentive plan (the “Incentive Plan”) under which the Company may issue various types of equity instruments or instruments that track to equity, more particularly the Equity Shares, to employees, officers, consultants and non-employee directors. The types of equity instruments issuable under the Incentive Plan encompass, among other things, stock options, unrestricted stock bonus, and restricted stock units (together, the “Awards”). The Awards are expensed and recorded as a component of general and administrative costs. The maximum number of the Awards that may be issued under the Incentive Plan is 10% of the fully-diluted Equity Shares of the Company (inclusive of the Equity Shares issuable in exchange for unrestricted Exchangeable Shares) as calculated using the treasury method. The Incentive Plan is an “evergreen” plan, meaning that if an Award expires, becomes un-exercisable, or is cancelled, forfeited or otherwise terminated without having been exercised or settled in full, as the case may be, the Equity Shares allocable to the unexercised portion of an Award shall again become available for future grant or sale under the Incentive Plan (unless the Incentive Plan has terminated by its terms), and the number of the Awards available for grant will increase as the number of issued and outstanding Equity Shares increases. Granting and vesting of the Awards are determined by and recommended to the Board for approval by the Compensation, Nomination and Corporate Governance Committee of the Board of Directors. The exercise price for options (if applicable) will generally not be less than the fair market value of the Award at the time of grant and will generally expire after 5 years.

Stock Options

A reconciliation of the beginning and ending balance of stock options outstanding is as follows:

		Weighted-
	Number of Stock	Average Exercise
	Options	Price
Balance as of December 31, 2021	2,087,784	$2.78
Exercised	(227,116)	$2.30
Forfeited	(407,781)	$2.82
Balance as of December 31, 2022	1,452,887	$2.84
Forfeited	(17,093)	$2.77
Balance as of December 31, 2023	1,435,794	$2.84

The following table summarizes the stock options that remain outstanding as of December 31, 2023:

	Exercise		Stock Options
Security Issuable	Price	Expiration Date	Outstanding
Equity Shares	$2.26	October 2024	623,415
Equity Shares	$3.08	April 2025	115,917
Equity Shares	$3.08	January 2026	587,767
Equity Shares	$4.60	October 2026	108,695
			1,435,794

As of December 31, 2023 and 2022, options vested and exercisable were 1,416,870 and 1,400,593, respectively. There were no stock options granted for the years ended December 31, 2023 and 2022.

Stock price volatility was estimated by using the average historical volatility of comparable companies from a representative peer group of publicly-traded cannabis companies. The expected life represents the period of time that stock options granted are expected to be outstanding. The risk-free rate was based on the United States Treasury zero coupon bond with a remaining term equal to the expected life of the options.

16.SHARE-BASED COMPENSATION (Continued)

As of December 31, 2023 and 2022, stock options outstanding have a weighted-average remaining contractual life of 1.5 years and 2.4 years, respectively.

For the years ended December 31, 2023 and 2022, the Company recognized $290,126 and $1,934,561, respectively, of share-based compensation expense related to these stock options and is included as a component of general and administrative expense in the Consolidated Statements of Operations.

Restricted Stock Units

A reconciliation of the beginning and ending balance of RSUs outstanding is as follows:

Number of
Restricted
Stock Units
Balance as of December 31, 2021	3,230,948
Granted	1,968,837
Converted	(2,162,265)
Forfeited	(1,036,986)
Balance as of December 31, 2022	2,000,534
Granted	1,769,703
Converted	(1,149,163)
Forfeited	(87,499)
Balance as of December 31, 2023	2,533,575

During the years ended December 31, 2023 and 2022, the Company recognized $7,346,665 and $10,821,120, respectively, in stock-based compensation related to RSUs and is included as a component of general and administrative expense in the Consolidated Statements of Operations. The fair value of the RSUs issued during the years ended December 31, 2023 and 2022 were determined using the value of the Equity Shares at the time of grant.

Stock Appreciation Right Units

GH Group has stock appreciation rights (“SARs units”) which are issued to various employees of the Company. The SARs vest 33% one year after the grant date and the remaining 67% vest monthly over two years. Vested and exercised SARs will receive cash in the amount of the SARs exercised multiplied by the excess of the fair market value of an Equity Share over the stated strike price of the SAR. As the SARs are cash-settled, the Company recognizes the value of the SAR as liabilities which are included in accounts payable and accrued liabilities in the Consolidated Balance Sheets. As of December 31, 2023 and 2022, the Company recorded a liability of $219,458 and nil, respectively.

16.SHARE-BASED COMPENSATION (Continued)

A reconciliation of the beginning and ending balance of the SARs outstanding is as follows:

Number of
Stock
Appreciation
Rights Units
Balance as of December 31, 2021	159,736
Forfeited	(59,875)
Balance as of December 31, 2022	99,861
Granted	60,000
Forfeited	(23,945)
Balance as of December 31, 2023	135,916

During the years ended December 31, 2023 and 2022, the Company recognized an expense of $219,458 and a gain of $35,000, respectively, related to the SARs.

Warrants

A reconciliation of the beginning and ending balance of warrants outstanding is as follows:

		Weighted-
	Number of	Average Exercise
	Warrants	Price
Balance as of December 31, 2021	35,418,078	$11.29
Granted	11,114,937	$5.10
Cancelled	(2,274,133)	$10.43
Balance as of December 31, 2022	44,258,882	$9.80
Granted	3,060,000	$5.98
Balance as of December 31, 2023	47,318,882	$9.56

The following table summarizes the warrants that remain outstanding as of December 31, 2023:

			Warrants	Warrants
Security Issuable	Exercise Price	Expiration Date	Outstanding	Exercisable
Equity Shares	$11.50	June 2026	30,664,500	30,664,500
Equity Shares	$10.00	June 2024	2,654,445	2,654,445
Equity Shares	$5.00	August 2027	10,999,937	10,999,937
Equity Shares	$6.00	August 2028	3,000,000	3,000,000
			47,318,882	47,318,882

16.SHARE-BASED COMPENSATION (Continued)

For the years ended December 31, 2023 and 2022, the fair value of the warrants granted with a fixed exercise price and fair valued using level 3 inputs was determined using the Black-Scholes option-pricing model with the following assumptions at the time of grant:

	2023	2022
Weighted-Average Risk-Free Annual Interest Rate	0.07%	3.42%
Weighted-Average Expected Annual Dividend Yield	0.0%	0.0%
Weighted-Average Expected Stock Price Volatility	2.07%	103.7%
Weighted-Average Expected Life in Years	0.10	5.00
Weighted-Average Estimated Forfeiture Rate	0.0%	0.0%

During the years ended December 31, 2023 and 2022, the weighted-average fair value of warrants granted was $3.1 and $1.83, respectively, per warrant. As of December 31, 2023 and 2022, warrants outstanding have a weighted-average remaining contractual life of 2.8 years and 3.6 years, respectively.